Schedule of Supplemental Balance Sheet Information (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Lease
Operating lease assets	$ 77,644	$ 27,401	$ 299,190
Current portion of operating lease liability, related party	77,644	27,401	111,978
Noncurrent operating lease liability, related party			187,212
Total operating lease liability	$ 77,644	$ 27,401	$ 299,190
Weighted-average remaining lease term (in years)	11 months 1 day	5 months 1 day	2 years 6 months
Weighted-average discount rate (Rate)	7.25%	7.25%	9.25%